S000016632 [Member] Investment Objectives and Goals - Western Asset New Jersey Municipals Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET NEW JERSEY MUNICIPALS FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]
The fund seeks to provide New Jersey investors with as high a level of income exempt from regular federal income tax and New Jersey state personal income tax as is consistent with prudent investment management and the preservation of capital.